Debt, Fixed Rate Debt (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Long term debt
Debt issuance cost	$ 16,300,000
Obligation on capital leases	3,749,000	4,756,000
Total long-term debt	878,198,000	878,950,000
Long-term debt, current	166,000	92,000
Long-term debt, noncurrent	878,032,000	878,858,000
6.95% Senior Notes
Long term debt
Interest rate on debt	6.95%
Date of debt issuance	May 09, 2011
Maturity date of debt issued	May 15, 2060
Call date of debt issued	May 15, 2016
Long term debt	342,000,000	342,000,000
6.7% Senior Notes
Long term debt
Interest rate on debt	6.70%
Maturity date of debt issued	Dec. 15, 2033
Call date of debt issued	Dec. 31, 2003
Long term debt, face value	544,000,000	544,000,000
Unamortized discount	(11,551,000)	(11,806,000)
Long term debt	$ 532,449,000	$ 532,194,000
6.7% Senior Notes | Minimum
Long term debt
Date of debt issuance	Dec. 15, 2003
6.7% Senior Notes | Maximum
Long term debt
Date of debt issuance	Jun. 15, 2004